Income Taxes - Schedule of Income Before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes:
Income before income taxes, U.S.	$ 730.6	$ 731.4	$ 391.6
Income before income taxes, Foreign	(485.5)	(275.4)	(141.0)
Income before income taxes and noncontrolling interest	$ 245.1	$ 456.0	$ 250.6